Accumulated other comprehensive income (loss), net of tax (Amounts Reclassified Out of Accumulated Other Comprehensive Income into Net Income) (Detail) ¥ in Millions	12 Months Ended
	Mar. 31, 2020 JPY (¥)
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Before tax	¥ 33,176	[1]
Tax effect	(9,788)	[2]
Net of tax before allocation to noncontrolling interests	23,388
Net of tax attributable to noncontrolling interests	(38)	[2]
Net of tax attributable to MHFG shareholders	23,350
Accumulated Net Unrealized Investment Gain (Loss) | Gain (Loss) on Investments
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Before tax	27,449	[1]
Tax effect	(8,410)	[2]
Net of tax before allocation to noncontrolling interests	19,039
Net of tax attributable to noncontrolling interests	6	[2]
Net of tax attributable to MHFG shareholders	19,045
Accumulated Net Unrealized Investment Gain (Loss) | Foreign exchange adjustments gains (losses)-net
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Before tax	374	[1]
Net of tax before allocation to noncontrolling interests	374
Net of tax attributable to MHFG shareholders	374
Accumulated Defined Benefit Plans Adjustment | Salaries and employee benefits
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Before tax	6,618	[1]
Tax effect	(1,765)	[2]
Net of tax before allocation to noncontrolling interests	4,853
Net of tax attributable to noncontrolling interests	(81)	[2]
Net of tax attributable to MHFG shareholders	4,772
Accumulated Own Credit Risk Adjustment | Other Noninterest Income (Expenses)
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Before tax	(1,265)	[1]
Tax effect	387	[2]
Net of tax before allocation to noncontrolling interests	(878)
Net of tax attributable to noncontrolling interests	37	[2]
Net of tax attributable to MHFG shareholders	¥ (841)

[1]	The financial statement line item in which the amounts in the Before tax column are reported in the Consolidated statements of income is listed to the right of the table.
[2]	The financial statement line items in which the amounts in the Tax effect and the Net of tax attributable to noncontrolling interest columns are reported in the consolidated statements of income are Income tax expense and Net income, respectively.